Document and Entity Information	Jun. 17, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 17, 2016
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Jun. 17, 2016
Document Effective Date	Jun. 17, 2016
Prospectus Date	Aug. 28, 2015
UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Prospectus:
Trading Symbol	SELXX
UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Prospectus:
Trading Symbol	SPIXX
UBS Select Prime Preferred Fund | UBS Select Prime Preferred Fund
Prospectus:
Trading Symbol	SPPXX